QUARTERLY FINANCIAL DATA (TABLES)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
Quarterly financial data (unaudited) were as follows (dollars in millions, except per share data):

2011	1st Qtr.	2nd Qtr.	3rd Qtr.	4th Qtr.
Revenues	$1,049.2	$1,032.0	$992.3	$1,051.1
Income before income taxes	$70.4	$71.8	$61.7	$102.3
Income tax expense (benefit)	25.0	25.4	(117.8)	37.9
Net income	$45.4	$46.4	$179.5	$64.4
Income per common share:
Basic:
Net income	$.18	$.18	$.73	$.27
Diluted:
Net income	$.16	$.16	$.61	$.23

2010	1st Qtr.	2nd Qtr.	3rd Qtr.	4th Qtr.
Revenues	$1,002.4	$953.2	$1,052.5	$1,075.8
Income before income taxes	$31.1	$31.6	$60.4	$101.8
Income tax expense (benefit)	11.3	11.5	21.8	(60.3)
Net income	$19.8	$20.1	$38.6	$162.1
Income per common share:
Basic:
Net income	$.08	$.08	$.15	$.65
Diluted:
Net income	$.08	$.08	$.14	$.54